General (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Feb. 17, 2021 USD ($) $ / shares shares
General (Details) [Line Items]
Sale and issuance of an aggregate shares (in Shares) | shares	2,000,000
Purchase price per share (in Dollars per share) | $ / shares	$ 17.50
Gross proceeds from public offering | $	$ 35,000
Investment commissions percentage	7.00%
Estimated offering expenses | $	$ 800
American Depositary Share (ADS) [Member]
General (Details) [Line Items]
Sale and issuance of an aggregate shares (in Shares) | shares	2,000,000
Purchase price per share (in Dollars per share) | $ / shares	$ 17.50